Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingent Liabilities [Abstract]
Contingent Liabilities

31 Contingent liabilities

Guarantees

At the end of 2011 there were no material guarantees recognized by the Company.

Other commitments

The Company has made certain commitments to SSMC, whereby the Company is obligated to make cash payments to SSMC should it fail to purchase an agreed-upon percentage of the total available capacity at SSMC's fabrication facilities if overall SSMC utilization levels drop below a fixed proportion of the total available capacity. In the periods presented in these financial statements no such payments were made. Furthermore, other commitments exist with respect to long-term obligations for a joint development contract with Catena Holding BV of $12 million.

Environmental remediation

As with other companies engaged in similar activities or that own or operate real property, the Company faces inherent risks of environmental liability at our current and historical manufacturing facilities.

Soil and groundwater contamination has been identified at our property in Hamburg, Germany. At our Hamburg location, the remediation process has been ongoing for several years and is expected to continue for several years.

Our former property in Lent, the Netherlands, is affected by trichloroethylene contamination. ProRail B.V., owns certain property located nearby and has claimed that we have caused trichloroethylene contamination on their property. We have rejected ProRail's claims, as we believe that the contamination was caused by a prior owner of our property in Lent. While we are currently not taking any remediation or other actions, we estimate that our aggregate potential liability, if any, in respect of this property will not be material.

Asbestos contamination has been found in certain parts of our properties in Manchester in the United Kingdom and in Nijmegen, the Netherlands. In the United Kingdom, we will be required to dispose of the asbestos when the buildings currently standing on the property are demolished. We estimate our potential liability will not be material. In the Netherlands, we will be required to remediate the asbestos contamination at a leased property, upon termination of the lease. The lease is not expected to end soon and we estimate the cost of remediation will not be material.

Litigation

With the support from its in-house and outside counsel and based on its best estimate, the Company records an accrual for any claim that arises whenever it considers that it is probable that it is exposed to a loss contingency and the amount of the loss contingency can be reasonably estimated. Based on the most current information available to it and based on its best estimate, the Company also reevaluates at least on a quarterly basis the claims that have arisen to determine whether any new accruals need to be made or whether any accruals made need to be adjusted.

Based on the procedures described above, the Company has an aggregate amount of approximately $15 million accrued for legal proceedings pending as of December 31, 2011, compared to approximately $32 million as of December 31, 2010 and approximately $15 million as December 31, 2009. Such accruals are part of the "Other provisions," as referred to in note 23, "Provisions" to the Company's financial statements. There can be no assurance that the Company's accruals will be sufficient to cover the extent of its potential exposure to losses. Historically, legal actions have not had a material adverse effect on the Company's business, results of operations or financial condition.

Set forth below are descriptions of our most important legal proceedings pending as of December 31, 2011, for which the related loss contingency is either probable or reasonably possible, including the legal proceedings for which accruals have been made:

*	Three former employees of Signetics Corp, a predecessor of NXP Semiconductors USA, Inc. and their respective children each separately filed various counts against NXP Semiconductors USA, Inc. (negligence, premises liability, strict liability, abnormal and ultrahazardous activity, willful and wanton misconduct and loss of consortium) asserting exposure to harmful chemicals and substances while the employees concerned were working in a factory "clean room" of Signetics Corp., resulting in alleged physical injuries and eventual birth defects to their children (cases No. N09C-10-032 JRJ, N10C-05-137 JRJ and 1-10-CV-188679). Initial discovery has commenced by both sides in above mentioned cases. Actual substantive responses are pending. Trial dates for Case No. N09C-10 032 and Case No. N10C-05-137 have been set at October 7, 2013 and April 28, 2014, respectively. No trial date has been set in Case No. 1-10-CV-188679 yet.

*	Norit Winkelsteeg B.V. and Vitens N.V. alleged that NXP Semiconductors Netherlands B.V. breached a contract it had entered into with them to build a so-called "permeate-water" factory or, in the alternative, had terminated negotiations to enter into such contract in bad faith. Claimants hold NXP Semiconductors Netherlands B.V. liable for all costs, expenses and damages, including loss of profit. In an interim judgment dated January 27, 2009, the Court of Appeal in Arnhem, the Netherlands, recognized that part of the claim related to costs and expenses could be awarded but the Court further stated that reticence must be observed in awarding compensation for loss of profits. Court appearance is adjourned.

*	In 2007, certain former employees of NXP Semiconductors France SAS employed by a subsidiary of the DSP Group, Inc. filed a claim against NXP Semiconductors France SAS before the Tribunal de Grande Instance in an emergency procedure (procédure de référé) to demand re-integration within NXP Semiconductors France SAS, following the closure of the DSP Group's activities in France and the consequent termination of their employment agreements. The claim was rejected by the Tribunal de Grande Instance. The employees concerned then brought the same claim before the Social Court (Conseil de Prud'hommes) in Caen which, on April 27, 2010, also ruled in favor of NXP Semiconductors France SAS. The claimants filed for an appeal in last resort on May 18, 2010, which is still pending.

*	ILM Technologies France S.à.r.l. and AMO Consulting S.à.r.l. filed a complaint against NXP Semiconductors France SAS with the Commercial Court (Tribunal de Commerce) of Mans, in France, in November 2007 for breach of a services contract without cause. ILM Technologies France S.à.r.l. and AMO Consulting S.à.r.l. lost the case in first instance on March 30, 2009 and, in appeal on October 19, 2010, before the Court of Appeal (Cour d'Appel) in Angers, France. ILM Technologies France S.à r.l and AMO Consulting S.à r.l. filed for appeal in last resort with the Supreme Court (Cour de Cassation), which is still pending.

In addition, on January 7, 2009, the European Commission issued a release in which it confirmed it had started an investigation in the smart card chip sector. The European Commission has reason to believe that the companies concerned may have violated European Union competition rules prohibiting certain practices such as price fixing, customer allocation and the exchange of commercially sensitive information. As one of the companies active in the smart card chip sector, NXP is subject to this ongoing investigation and is assisting the regulatory authorities in this investigation. The investigation is in its initial stage and it is currently not possible to reliably estimate its outcome.

The estimated aggregate range of reasonably possible losses is based on currently available information in relation to the claims that have arisen and on the Company's best estimate of such losses for those cases for which such estimate can be made. For certain claims, the Company believes that an estimate cannot currently be made. The estimated aggregate range requires significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants (including the Company) in such claims whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the claims, and the attendant uncertainty of the various potential outcomes of such claims. Accordingly, the Company's estimate will change from time to time, and actual losses may be more than the current estimate. As at December 31, 2011, the Company believes that for all litigation pending its aggregate exposure to loss in excess of the amount accrued could range between $0 and approximately $20 million.